INCOME TAXES (Reconciliation of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Loss before taxes on income	$ (27,148)	$ (14,476)	$ (22,528)
Statutory tax rate	25.00%	25.00%	24.00%
Theoretical income tax expense	(6,787)	(3,619)	(5,407)
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	7,312	3,558	4,721
Deferred taxes on losses for which valuation allowance was provided, net	(2,075)	(146)	(416)
Non-deductible option expenses	1,899	238	1,127
Non-deductible expenses	94	46	73
Tax adjustment in respect of different tax rate of foreign subsidiary	975	305	223
Taxes in respect of prior years			(74)
Other	154	114	(35)
Income tax expenses	$ 1,572	$ 496	$ 212